INVESTMENTS - Net Investment Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment income (loss), gross	$ 3,370	$ 3,655	$ 3,347
Investment expenses	(293)	(172)	(139)
Net investment income (loss)	3,077	3,483	3,208
Fixed maturities
Net Investment Income [Line Items]
Investment income (loss), gross	2,478	2,293	2,193
Mortgage loans on real estate
Net Investment Income [Line Items]
Investment income (loss), gross	586	547	516
Other equity investments
Net Investment Income [Line Items]
Investment income (loss), gross	74	525	79
Policy loans
Net Investment Income [Line Items]
Investment income (loss), gross	203	209	198
Trading securities
Net Investment Income [Line Items]
Investment income (loss), gross	(28)	34	312
Other investment income
Net Investment Income [Line Items]
Investment income (loss), gross	$ 57	$ 47	$ 49